STATEMENTS OF FINANCIAL CONDITION - NET ASSET VALUE PER UNIT - $ / shares	Dec. 31, 2017	Dec. 31, 2016		Jan. 25, 2016	[3]	Dec. 31, 2015		Dec. 07, 2015	[2]	Nov. 16, 2015	[1]	Dec. 31, 2014
Class A
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 1.0894	$ 1.0385				$ 1.1098						$ 1.2045
Class C
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	1.0231	0.9851				1.0633						1.1656
Class D
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	1.4292	1.3421				1.4130						1.5105
Class I
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	1.1867	1.1267				1.1993						1.2963
Class M
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	1.0558	0.9915				1.0438						$ 1.1158
Class AA
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	0.9483	0.9133				0.9858	[1]			$ 1.0000
Class II
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	0.9856	0.9382				$ 1.0011	[2]	$ 1.0000
Class MM
NET ASSET VALUE PER UNIT:
Net asset value per unit (in dollars per unit)	$ 0.9639	$ 0.9106	[3]	$ 1.0000

[1]	Class AA units issued on November 16, 2015, and the ratios have been annualized.
[2]	Class II units issued on December 7, 2015, and the ratios have been annualized.
[3]	Class MM units issued on January 25, 2016, and the ratios have been annualized.